Selling, General and Administrative Expenses - Summary of Selling, General and Administrative Expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Selling General And Administrative Expenses [Line Items]
Advertising expenses	₩ 12,525	₩ 2,411
Fees and commissions	83,356	17,473
Salaries	17,847	16,116
Expenses related to defined contribution plans	1,219	1,646
Employee benefits	2,169	1,988
Depreciation	375	340
Amortization	145	176
Other expenses	268	69
Total	28,012	15,977
Selling, General and Administrative Expenses
Disclosure Of Selling General And Administrative Expenses [Line Items]
Advertising expenses	12,525	2,411
Fees and commissions	6,594	5,955
Operating lease expenses	686	627
Salaries	5,468	4,650
Expenses related to defined contribution plans	357	440
Employee benefits	919	845
Depreciation	150	99
Amortization	68	53
Other expenses	1,245	897
Total	₩ 28,012	₩ 15,977